Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents.
Cash at bank and in hand	$ 1,182	$ 755	$ 893
Short-term deposits	6,650	4,614	3,938
Cash and cash equivalents	7,832	5,369	4,831
Unsecured bank overdrafts	(286)	(146)	(160)
Cash and cash equivalents in the cash flow statement	7,546	5,223	4,671	$ 3,172
cash and cash equivalents Insurance solvency, capital and security requirements	$ 0	$ 1	$ 86